UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Reaves Utility Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1 – January 31, 2011

Item 1.  Schedule of Investments.

REAVES UTILITY INCOME FUND

STATEMENT OF INVESTMENTS

January 31, 2011 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 132.11%
Chemicals 0.29%
Nalco Holding Co.	50,000	$1,523,000

Diversified Telecommunication Services 41.79%
AT&T Corp.	1,320,000	36,326,400
BCE, Inc.	1,000,000	36,330,000
CenturyLink, Inc.	738,500	31,932,740
Frontier Communications Corp.	4,734,933	43,419,335
Telecom Corp. of New Zealand - ADR	1	9
Telefonica S.A. - ADR	161,000	4,045,930
Verizon Communications, Inc.	1,035,000	36,866,700
Windstream Corp.	2,155,000	27,605,550
		216,526,664

Electric Utilities 27.39%
ALLETE, Inc.	29,000	1,070,390
Duke Energy Corp.	950,000	16,986,000
Edison International	195,000	7,074,600
ITC Holdings Corp.	110,000	7,227,000
NextEra Energy, Inc.	50,000	2,673,000
Northeast Utilities	30,000	987,600
Pinnacle West Capital Corp.	575,000	23,408,250
Portland General Electric Co.	15,000	335,100
PPL Corp.	856,400	22,086,556
Progress Energy, Inc.	730,000	32,791,600
The Southern Co.	725,000	27,274,500
		141,914,596

Energy Equipment & Services 2.53%
Diamond Offshore Drilling, Inc.	132,500	9,501,575
Schlumberger, Ltd.	30,000	2,669,700
Transocean, Inc.*	12,000	959,160
		13,130,435

Gas Utilities 4.13%
National Fuel Gas Co.	18,000	1,230,120
ONEOK, Inc.	320,000	18,844,800
South Jersey Industries, Inc.	25,000	1,306,000
		21,380,920

Independent Power Producers & Energy Traders 0.20%
Calpine Corp.*	36,000	513,720
TransAlta Corp.	25,000	518,500
		1,032,220

Insurance 0.09%
Berkshire Hathaway, Inc., Class B*	6,000	490,500

Media 0.77%
Comcast Corp., Class A	100,000	2,275,000
Shaw Communications, Inc., Class B	80,000	1,688,800
		3,963,800

Multi-Utilities 35.18%
Ameren Corp.	700,000	19,859,000

Black Hills Corp.	10,000	$310,100
CMS Energy Corp.	821,500	16,019,250
DTE Energy Co.	470,000	21,742,200
Integrys Energy Group, Inc.	510,000	24,270,900
National Grid PLC	525,000	4,646,353
National Grid PLC - ADR	207,000	9,323,280
NiSource, Inc.	910,000	16,944,200
NSTAR	277,800	12,050,964
OGE Energy Corp.	60,000	2,753,400
SCANA Corp.	465,000	19,655,550
TECO Energy, Inc.	1,596,400	29,389,724
Vectren Corp.	75,000	1,986,750
Wisconsin Energy Corp.	55,000	3,315,950
		182,267,621

Oil, Gas & Consumable Fuels 7.69%
BP Amoco PLC - ADR	10,000	474,700
Cenovus Energy, Inc.	170,000	5,883,700
Enbridge, Inc.	50,000	2,897,000
EQT Corp.	44,000	2,120,360
Exxon Mobil Corp.	35,000	2,823,800
Peabody Energy Corp.	16,500	1,046,430
Penn West Petroleum, Ltd.	220,000	6,047,800
Southwestern Energy Co.*	20,000	790,000
Spectra Energy Corp.	600,000	15,738,000
TransCanada Corp.	55,000	2,009,700
		39,831,490

Pharmaceuticals 0.98%
Pfizer, Inc.	280,000	5,101,600

Real Estate Investment Trusts (REITS) 3.10%
Annaly Capital Management, Inc.	900,000	16,047,000

Tobacco 2.41%
Altria Group, Inc.	530,000	12,460,300

Water Utilities 3.89%
American Water Works Co., Inc.	790,000	20,145,000

Wireless Telecommunication Services 1.67%
American Tower Corp., Class A*	20,000	1,017,200
Cellcom Israel, Ltd.	53,500	1,633,890
Vivo Participacoes S.A. - ADR	113,000	3,846,520
Vodafone Group PLC - ADR	75,000	2,127,000
		8,624,610
TOTAL COMMON STOCKS (Cost $621,433,378)		684,439,756

PREFERRED STOCKS 0.93%
Electric Utilities 0.49%
Entergy Louisiana Holdings, 6.950%	7,900	775,929
Entergy Mississippi, Inc.,
6.250%	10,000	245,938
4.560%	3,520	262,900
Entergy New Orleans, Inc., 4.360%	4,500	336,797
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	$922,787
		2,544,351

Independent Power Producers & Energy Traders 0.21%
BGE Capital Trust II, 6.200%, 10/15/43		43,381	1,074,113

Multi-Utilities 0.23%
Ameren Illinois Co., 4.250%		10,300	730,335
Southern Cal Edison, 4.320%		24,300	476,037
			1,206,372

TOTAL PREFERRED STOCKS
(Cost $4,740,983)			4,824,836
LIMITED PARTNERSHIPS 8.74%
Copano Energy LLC		126,000	4,236,120
El Paso Pipeline Partners LP		65,000	2,257,450
Enbridge Energy Partners LP		135,000	8,559,000
Enterprise Products Partners LP		455,000	19,819,800
ONEOK Partners LP		51,000	4,131,000
Regency Energy Partners LP		148,000	3,932,360
Williams Partners LP		50,000	2,373,000

TOTAL LIMITED PARTNERSHIPS
(Cost $35,781,609)			45,308,730

	BOND RATING MOODY/S&P (UNAUDITED)	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS 1.66%
Diversified Telecommunication Services 1.36%
Qwest Corp., 7.500%, 6/15/23	Baa3/BBB-	$7,000,000	7,052,500

Oil, Gas & Consumable Fuels 0.30%
Copano Energy LLC, 8.125%, 3/1/16	B1/B+	1,500,000	1,563,750

TOTAL CORPORATE BONDS (Cost $7,756,197)			8,616,250

		SHARES	VALUE
MUTUAL FUNDS 0.81%
Loomis Sayles Institutional High Income Fund		548,386	4,178,701

TOTAL MUTUAL FUNDS (Cost $4,000,000)			4,178,701
SHORT TERM INVESTMENTS 1.23%
Goldman Sachs Financial Square Treasury Instruments Fund, 0.008% (7-Day Yield)		6,362,311	6,362,311

TOTAL SHORT TERM INVESTMENTS (Cost $6,362,311)			6,362,311
TOTAL INVESTMENTS - 145.48% (Cost $680,074,478)			$753,730,584

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.77%	3,965,365

Auction Market Preferred Shares (46.25)% Series M7, F7, W28 (plus distributions payable on preferred shares)	(239,602,755)
NET ASSETS - 100.00%	$518,093,194

*	Non Income Producing Security

ADR - American Depositary Receipt

PLC - Public Limited Company.

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of January 31, 2011
Gross appreciation (excess of value over tax cost)	$105,595,773
Gross depreciation (excess of tax cost over value)	(26,198,334)
Net unrealized appreciation	79,397,439
Cost of investments for income tax purposes	$674,333,145

Notes to Quarterly Statement of Investments

January 31, 2011 (unaudited)

1. Significant Accounting and Operating Policies

Reaves Utility Income Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified fund with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund commenced operations on February 24, 2004. The Fund’s common shares are listed on the New York Stock Exchange Amex (“Exchange”) and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the evaluated bid prices on such day, as provided by the Fund’s primary pricing service. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value. Shares of other mutual funds are valued based upon their reported NAVs. Securities for which market quotations or valuations are not available are valued at fair value in good faith by or at the direction of the Trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances. These inputs are summarized in the three broad levels listed below.

¡	Level 1 – Unadjusted quoted prices in active markets for identical investments

¡	Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$684,439,756	$-	$-	$684,439,756
Preferred Stocks	3,056,414	1,768,422	-	4,824,836
Electric Utilities	775,929	1,768,422	-
Independent Power Producers & Energy Trades	1,074,113	-	-
Multi-Utilities	1,206,372	-	-
Limited Partnerships	45,308,730	-	-	45,308,730
Corporate Bonds	-	8,616,250	-	8,616,250
Mutual Funds	4,178,701	-	-	4,178,701
Short Term Investments	6,362,311	-	-	6,362,311
Total	$743,345,912	$10,384,672	$-	$753,730,584

* For detailed description of industry and or geography classifications, see the accompanying quarterly Statement of Investments.

For the three months ended January 31, 2011, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Recently Issued Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	April 1, 2011

By:	/s/ Lauren E. Johnson
Lauren E. Johnson
Treasurer (principal financial officer)

Date:	April 1, 2011